Infinity Q Diversified Alpha Fund

Investor Class	IQDAX
Institutional Class	IQDNX

A series of Trust for Advised Portfolios

Supplement dated February 1, 2018, to the
Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)
each dated December 31, 2016

IMPORTANT NOTICE ON PURCHASE OF FUND SHARES

Effective as of the open of business on February 2, 2018, the Infinity Q Diversified Alpha Fund will be open for all eligible investments by new and existing shareholders.

Please retain this Supplement with the Prospectus, Summary Prospectus and SAI.